Condensed Consolidated Balance Sheets (Parenthetical) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2018
Statement of Financial Position [Abstract]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, shares issued	15,655,038	15,655,038	15,387,632
Common stock, shares outstanding	15,655,038	15,655,038	15,387,632